Equity Financing Transactions - Additional Information (Detail) (Teekay Offshore [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended
	May 02, 2013	Jun. 30, 2013	Dec. 31, 2010
Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Acquisition completion date	May 02, 2013
Total purchase price	$ 540.0
Business acquisition, debt assumed	230.0
Business acquisition, cash paid	253.0
Business acquisition, value of common units	44.3
Business acquisition, Fair value of common units	$ 40.0
Common units outstanding	83.6
Ownership interest		29.90%	33.00%
Percentage of general partner interest		2.00%